Leases - Summary of Future Minimum Lease Payments (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
2027	$ 20.2
2028	27.0
2029	25.3
2030	22.9
2031	22.6
Thereafter	90.6
Total	208.6
Less: present value discount	(59.6)
Lease liability	149.0
Current portion of lease liability	16.4	$ 13.4
Noncurrent portion of lease liability	$ 132.6	$ 97.1